INCOME TAX - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Operating loss carry forwards	$ 18,658	$ 17,391
Reserves and allowances	2,589	1,599
Net deferred tax assets before valuation allowance	21,247	18,990
Valuation allowance	(21,121)	(18,480)
Net deferred tax assets	126	510
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	16,285	14,339
Valuation allowance	(16,159)	(13,829)
Net deferred tax assets	126	510
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	4,962	4,651
Valuation allowance	(4,962)	(4,651)
Deferred Tax Liabilities, Net